Summary of Quarterly Results of Operations (Detail) (USD $)	2 Months Ended		3 Months Ended																		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Jan. 31, 2014		Dec. 31, 2013	Oct. 31, 2013		Jul. 31, 2013		Apr. 30, 2013		Jan. 31, 2013		Oct. 31, 2012		Jul. 31, 2012		Apr. 30, 2012		Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013
Quarterly Financial Information [Line Items]
Net revenues	$ 2,336,522	$ 1,662,951	$ 7,642,474	$ 2,839,462		$ 2,834,161	$ 2,605,231		$ 2,593,046		$ 2,446,566		$ 2,529,683		$ 1,965,153		$ 1,649,451		$ 1,631,844		$ 23,402,254	$ 7,970,276	$ 10,484,305	$ 7,776,131
Loss from operations	(547,026)	(57,461)	(1,531,529)	(1,024,033)		(808,596)	(813,487)		(1,360,387)		(711,972)		(525,083)		(1,437,225)		(63,026)		(53,153)		(859,652)	(3,366,634)	(3,909,879)	(2,078,487)
Loss on change in fair value of derivative liabilities				0			0		0		0		0		(3,063,144)		(2,914,549)		123,838				0	(5,853,855)
Interest expense	184,578	86,114	362,935	(202,206)		156,257	(178,679)		(170,806)		(127,493)		(259,995)		(221,239)		(224,906)		(224,036)		969,060	518,509	679,184	930,176
Other income (expense)	28,816	1,476	112,648	41,396		(739)	9,476		(924)		(246)		(37,903)		207		455		(5)		51,736	6,751	49,702	(37,246)
Loss before income taxes	(702,788)	(142,099)	(1,423,383)	(1,184,843)		(965,592)	(982,690)		(1,532,117)		(839,711)		(822,981)		(4,721,401)		(3,202,026)		(153,356)		(1,296,408)	(3,878,392)
(Benefit) provision for income taxes	7,820	3,004	(31,944)	(21,847)		(800)	31,956		0		9,404		0		0		800		4,000		66,647	0	19,513	4,800
Net Income (loss)	(710,608)	(145,103)	(1,391,439)	(1,162,996)		(964,792)	(1,014,646)		(1,532,117)		(849,115)		(822,981)		(4,721,401)		(3,202,826)		(157,356)		(1,363,055)	(3,878,392)	(4,558,874)	(8,904,564)
Net income attributable to noncontrolling interest	55,834	79,296	300,144	(100,342)		110,040	(90,779)		(119,231)		(151,072)		(183,171)		(108,146)		(93,888)		(116,296)		629,959	339,368	461,424	501,501
Net loss attributable to Apollo Medical Holdings, Inc.	$ (766,442)	$ (224,399)	$ (1,691,583)	$ (1,263,338)		$ (1,074,832)	$ (1,105,425)		$ (1,651,348)		$ (1,000,187)		$ (1,006,152)		$ (4,829,547)		$ (3,296,714)		$ (273,652)		$ (1,993,014)	$ (4,217,760)	$ (5,020,298)	$ (9,406,065)
NET LOSS PER SHARE:
Weighted Average Shares - Basic and Diluted	4,717,521	3,484,344	4,875,955	4,208,469		3,903,873	3,797,761		3,797,761		3,484,344		3,480,800		3,344,054		3,101,590		2,996,589		4,900,909	3,725,178	3,666,165	3,246,700
Basic and Diluted Loss per share	$ (0.16)	$ (0.06)	$ (0.35)	$ (0.30)	[1]	$ (0.28)	$ (0.29)	[1]	$ (0.43)	[1]	$ (0.29)	[1]	$ (0.29)	[1]	$ (1.44)	[1]	$ (1.06)	[1]	$ (0.09)	[1]	$ (0.41)	$ (1.13)	$ (1.37)	$ (2.90)

[1]	Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the year